Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Interest	$ 26.8	$ 27.1
Interest on PROP limited recourse loan	1.7	0.2
Advisor fees	0.6	2.7
Accretion on decommissioning liability	11.6	5.8
Accretion on office lease provision	1.4	1.9
Accretion on other non-current liability	0.3	0.3
Accretion on lease liabilities	0.6	0.6
Accretion on discount of senior unsecured notes	0.2	0.0
Deferred financing costs	2.5	5.5
Debt modification	(0.8)	1.3
Finance costs	$ 44.9	$ 45.4